UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22873

Name of Fund: BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.9%
Lockheed Martin Corp.:
4.85%, 9/15/41	$10	$11,998
4.07%, 12/15/42	10	10,867
Northrop Grumman Corp., 3.25%, 8/01/23	25	26,800
United Technologies Corp.:
3.10%, 6/01/22	15	16,107
5.70%, 4/15/40	15	20,350
4.50%, 6/01/42	25	29,614

		115,736
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34	10	11,680
4.10%, 2/01/45	10	10,484
United Parcel Service, Inc., 6.20%, 1/15/38	5	7,354

		29,518
Automobiles — 0.3%
Ford Motor Co., 4.75%, 1/15/43	35	38,587
Banks — 4.1%
BNP Paribas SA, 3.25%, 3/03/23	20	21,010
Cooperatieve Rabobank UA, 3.88%, 2/08/22	75	81,873
Fifth Third Bancorp, 8.25%, 3/01/38	10	15,243
HSBC Finance Corp., 6.68%, 1/15/21	25	28,378
HSBC Holdings PLC, 6.10%, 1/14/42	70	94,808
Sumitomo Mitsui Financial Group, Inc., 3.78%, 3/09/26	25	27,363
Wells Fargo & Co.:
3.00%, 1/22/21	25	26,128
3.50%, 3/08/22	25	26,843
3.45%, 2/13/23	75	78,561
3.30%, 9/09/24	15	15,862
5.61%, 1/15/44	25	31,073
4.65%, 11/04/44	10	10,898
3.90%, 5/01/45	20	21,208
4.90%, 11/17/45	30	33,998

		513,246
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22	43	44,048
3.75%, 7/15/42	10	10,350
Diageo Investment Corp.:
2.88%, 5/11/22	25	26,322
4.25%, 5/11/42	10	11,408

Corporate Bonds	Par (000)	Value
Beverages (continued)
Molson Coors Brewing Co., 5.00%, 5/01/42	$10	$11,729
PepsiCo, Inc.:
2.75%, 3/01/23	35	37,051
4.00%, 3/05/42	10	11,124

		152,032
Biotechnology — 0.5%
Amgen, Inc., 4.56%, 6/15/48 (a)	19	20,752
Biogen, Inc., 3.63%, 9/15/22	20	21,470
Celgene Corp., 3.55%, 8/15/22	25	26,688

		68,910
Capital Markets — 3.5%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	21,829
Bank of New York Mellon Corp., 4.15%, 2/01/21	25	27,606
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	20,476
Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	42,410
6.13%, 2/15/33	35	44,493
6.75%, 10/01/37	50	64,104
5.15%, 5/22/45	15	16,447
Morgan Stanley:
3.75%, 2/25/23	25	26,711
3.70%, 10/23/24	75	79,245
5.00%, 11/24/25	25	27,785
4.35%, 9/08/26	10	10,646
3.95%, 4/23/27	30	30,990
4.30%, 1/27/45	20	21,632
State Street Corp., 3.70%, 11/20/23	10	11,106

		445,480
Chemicals — 0.6%
CF Industries, Inc., 5.15%, 3/15/34	5	5,036
Dow Chemical Co., 7.38%, 11/01/29	5	6,822
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	25,607
Ecolab, Inc., 4.35%, 12/08/21	25	28,237
LYB International Finance BV, 4.88%, 3/15/44	5	5,494
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	5	6,250

		77,446
Commercial Services & Supplies — 0.2%
Republic Services, Inc., 5.25%, 11/15/21	25	29,005

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	$30	$41,381
Motorola Solutions, Inc., 4.00%, 9/01/24	10	9,995

		51,376
Consumer Finance — 0.7%
American Express Co., 4.05%, 12/03/42	20	21,292
Capital One Financial Corp., 3.50%, 6/15/23	25	26,070
John Deere Capital Corp., 2.80%, 1/27/23	10	10,585
MasterCard, Inc., 3.38%, 4/01/24	25	27,395

		85,342
Diversified Financial Services — 6.5%
Bank of America Corp.:
5.63%, 7/01/20	25	28,350
3.30%, 1/11/23	45	46,898
4.13%, 1/22/24	25	27,139
4.00%, 1/22/25	25	25,970
4.25%, 10/22/26	55	57,965
5.88%, 2/07/42	15	19,598
5.00%, 1/21/44	10	11,867
4.88%, 4/01/44	30	35,133
Series L, 4.75%, 4/21/45	5	5,334
Citigroup, Inc.:
3.88%, 10/25/23	25	27,006
5.50%, 9/13/25	25	28,459
4.30%, 11/20/26	45	47,184
8.13%, 7/15/39	25	40,014
6.68%, 9/13/43	10	13,314
4.65%, 7/30/45	15	16,931
4.75%, 5/18/46	10	10,508
Daimler Finance North America LLC, 8.50%, 1/18/31	5	8,328
Deutsche Bank AG, 4.10%, 1/13/26	10	9,980
General Electric Capital Corp., 3.10%, 1/09/23	50	53,459
General Electric Co.:
6.75%, 3/15/32	40	56,761
5.88%, 1/14/38	10	13,758
JPMorgan Chase & Co.:
4.50%, 1/24/22	75	83,862
3.38%, 5/01/23	25	25,544
3.88%, 9/10/24	45	47,416
6.40%, 5/15/38	25	34,849
5.63%, 8/16/43	30	36,896

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Northern Trust Corp., 3.95%, 10/30/25	$10	$11,224

		823,747
Diversified Telecommunication Services — 3.5%
AT&T, Inc.:
3.00%, 2/15/22	25	25,861
3.80%, 3/15/22	25	26,950
6.30%, 1/15/38	20	25,009
6.55%, 2/15/39	10	12,746
5.35%, 9/01/40	10	11,353
6.38%, 3/01/41	10	12,681
5.55%, 8/15/41	5	5,840
5.15%, 3/15/42	15	16,893
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	13,175
Verizon Communications, Inc.:
4.50%, 9/15/20	25	27,801
5.15%, 9/15/23	50	58,615
6.40%, 9/15/33	35	45,386
6.55%, 9/15/43	25	34,014
4.86%, 8/21/46	40	44,897
4.52%, 9/15/48	30	32,016
5.01%, 8/21/54	20	22,006
4.67%, 3/15/55	20	20,773

		436,016
Electric Utilities — 1.7%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	15	20,212
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	12,901
Duke Energy Florida LLC, 6.40%, 6/15/38	25	35,788
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	11,519
Georgia Power Co., 4.30%, 3/15/42	15	16,532
Pacific Gas & Electric Co.:
6.05%, 3/01/34	20	26,705
5.40%, 1/15/40	20	25,945
Public Service Electric & Gas Co., 3.80%, 3/01/46	15	16,636
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	13,899
Southern Power Co., 5.15%, 9/15/41	5	5,653
Virginia Electric & Power Co., 8.88%, 11/15/38	15	25,825

		211,615

See Notes to Financial Statements.

2	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Energy Equipment & Services — 0.4%
Baker Hughes, Inc., 5.13%, 9/15/40	$5	$5,831
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	17,199
Halliburton Co., 7.45%, 9/15/39	15	21,349

		44,379
Food & Staples Retailing — 0.2%
Target Corp., 3.63%, 4/15/46	15	15,647
Walgreen Co., 3.10%, 9/15/22	10	10,481

		26,128
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	11,863
Kellogg Co., 4.50%, 4/01/46	10	11,115
Kraft Heinz Foods Co. (Fka Kraft Foods Group, Inc.):
3.50%, 6/06/22	25	26,917
5.00%, 6/04/42	10	11,711

		61,606
Health Care Equipment & Supplies — 0.4%
Medtronic, Inc.:
4.63%, 3/15/44	6	7,328
4.63%, 3/15/45	35	42,818

		50,146
Health Care Providers & Services — 1.0%
Aetna, Inc., 6.63%, 6/15/36	5	6,838
Anthem, Inc., 5.10%, 1/15/44	20	23,500
Cardinal Health, Inc., 3.20%, 3/15/23	15	15,813
Express Scripts Holding Co., 4.75%, 11/15/21	25	28,186
UnitedHealth Group, Inc.:
6.88%, 2/15/38	15	22,589
4.75%, 7/15/45	20	24,900

		121,826
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	13,706
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	7,613
Koninklijke Philips NV, 6.88%, 3/11/38	10	13,351

		20,964

Corporate Bonds	Par (000)	Value
Industrial Conglomerates — 0.4%
General Electric Co.:
2.70%, 10/09/22	$10	$10,514
4.50%, 3/11/44	30	35,750

		46,264
Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23	15	16,215
Allstate Corp., 3.15%, 6/15/23	10	10,678
American International Group, Inc.:
3.38%, 8/15/20	25	26,304
4.13%, 2/15/24	25	26,894
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	11,263
AXA SA, 8.60%, 12/15/30	5	7,029
MetLife, Inc.:
4.88%, 11/13/43	25	28,191
4.05%, 3/01/45	15	15,059
Prudential Financial, Inc., 6.63%, 12/01/37	10	13,236
Travelers Cos., Inc., 4.60%, 8/01/43	10	12,224

		167,093
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	25	27,702
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	15,576
Media — 2.7%
21st Century Fox America, Inc.:
6.40%, 12/15/35	10	13,067
6.15%, 2/15/41	15	19,716
5.40%, 10/01/43	10	12,150
Comcast Corp.:
3.13%, 7/15/22	25	26,876
4.25%, 1/15/33	5	5,618
6.45%, 3/15/37	20	28,170
6.40%, 3/01/40	20	28,641
Discovery Communications LLC, 6.35%, 6/01/40	15	15,904
NBCUniversal Media LLC:
6.40%, 4/30/40	20	28,578
5.95%, 4/01/41	5	6,826
Omnicom Group, Inc., 3.63%, 5/01/22	20	21,464
Thomson Reuters Corp., 5.85%, 4/15/40	2	2,393
Time Warner, Inc.:
4.05%, 12/15/23	25	27,664
7.63%, 4/15/31	25	35,619
6.10%, 7/15/40	10	12,888
5.38%, 10/15/41	10	12,169

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Media (continued)
Time Warner, Inc. (continued):
5.35%, 12/15/43	$10	$12,108
Viacom, Inc., 4.38%, 3/15/43	10	8,633
Walt Disney Co., 2.35%, 12/01/22	15	15,636

		334,120
Metals & Mining — 0.6%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	15	16,620
5.00%, 9/30/43	10	11,964
Newmont Mining Corp., 6.25%, 10/01/39	5	5,796
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	17,540
Southern Copper Corp.:
5.25%, 11/08/42	15	13,892
5.88%, 4/23/45	15	14,918

		80,730
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	22,097
Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	22,344
BP Capital Markets PLC:
3.25%, 5/06/22	20	21,107
2.75%, 5/10/23	25	25,322
ConocoPhillips:
5.90%, 5/15/38	10	11,469
6.50%, 2/01/39	15	18,744
ConocoPhillips Holding Co., 6.95%, 4/15/29	15	18,676
Devon Financing Co. LLC, 7.88%, 9/30/31	15	17,755
Enterprise Products Operating LLC, 5.95%, 2/01/41	10	12,119
Marathon Petroleum Corp., 5.13%, 3/01/21	25	27,888
Petro-Canada, 6.80%, 5/15/38	5	6,393
Phillips 66, 5.88%, 5/01/42	5	6,045
Suncor Energy, Inc., 6.50%, 6/15/38	25	32,670
TransCanada PipeLines Ltd.:
7.63%, 1/15/39	15	21,668
6.10%, 6/01/40	10	12,692
Valero Energy Corp.:
6.63%, 6/15/37	15	16,770
4.90%, 3/15/45	5	4,721

		276,383
Pharmaceuticals — 1.9%
Abbott Laboratories, 5.30%, 5/27/40	5	6,059

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc.:
2.90%, 11/06/22	$25	$25,855
4.40%, 11/06/42	10	10,620
AstraZeneca PLC:
3.38%, 11/16/25	15	16,088
6.45%, 9/15/37	10	13,920
4.38%, 11/16/45	10	11,214
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	27,603
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	21,966
Merck & Co., Inc., 2.80%, 5/18/23	25	26,445
Pfizer, Inc., 7.20%, 3/15/39	35	54,131
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	25,837

		239,738
Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co., 7.38%, 3/15/32	15	20,360
Road & Rail — 0.1%
Norfolk Southern Corp., 4.84%, 10/01/41	15	17,922
Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,384
Intel Corp., 4.80%, 10/01/41	10	11,779

		18,163
Software — 0.6%
Oracle Corp.:
2.50%, 10/15/22	25	25,706
6.13%, 7/08/39	20	26,724
5.38%, 7/15/40	15	18,343

		70,773
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	15	20,886
Technology Hardware, Storage & Peripherals — 0.3%
HP, Inc. (fka Hewlett-Packard Co.):
4.65%, 12/09/21	25	27,512
6.00%, 9/15/41	10	9,962

		37,474
Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	10	11,303
4.25%, 8/09/42	5	5,697
5.38%, 1/31/44	10	13,140
Philip Morris International, Inc.:
3.60%, 11/15/23	15	16,672

See Notes to Financial Statements.

4	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued):
4.88%, 11/15/43	$15	$18,531
4.25%, 11/10/44	25	28,423

		93,766
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	20	25,472
Vodafone Group PLC:
2.95%, 2/19/23	15	15,441
6.15%, 2/27/37	20	24,453
4.38%, 2/19/43	10	9,898

		75,264
Total Corporate Bonds — 39.5%		4,981,122

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.25%, 11/15/40	10	14,225
2.75%, 11/15/42	10	11,239
3.00%, 11/15/44	10	11,749
U.S. Treasury Notes:
2.13%, 1/31/21	20	20,983
3.63%, 2/15/21	20	22,320
3.13%, 5/15/21	75	82,324
2.00%, 10/31/21	20	20,930
1.50%, 1/31/22	20	20,400
1.75%, 2/28/22	30	31,005
1.75%, 3/31/22	30	30,994
1.75%, 5/15/23	40	41,253
2.75%, 11/15/23	40	44,070
2.75%, 2/15/24	30	33,097

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
2.50%, 5/15/24	$30	$32,575
2.38%, 8/15/24	20	21,539
2.25%, 11/15/24	45	48,050
2.00%, 2/15/25	50	52,379
2.25%, 11/15/25	70	74,854
1.63%, 2/15/26	40	40,593
1.63%, 5/15/26	85	86,272
U.S. Treasury Principal STRIPS, 0.00%, 2/15/31 (b)	8,610	6,825,224
Total U.S. Treasury Obligations — 60.0%		7,566,075
Total Long-Term Investments (Cost — $10,787,457) — 99.5%		12,547,197

Short-Term Securities — 1.2%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (c)(d)	155,319	155,319
Total Short-Term Securities (Cost — $155,319) — 1.2%		155,319
Total Investments (Cost — $10,942,776*) — 100.7%		12,702,516
Liabilities in Excess of Other Assets — (0.7)%		(87,492)

Net Assets — 100.0%		$12,615,024

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$10,943,703

Gross unrealized appreciation		$1,765,816
Gross unrealized depreciation		(7,003)

Net unrealized appreciation		$1,758,813

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

(c)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	157,525	(2,206)	155,319	$155,319	$419

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	September 2016	USD 174,438	$11,431

See Notes to Financial Statements.

6	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock CoRI 2015 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$12,547,197	—	$12,547,197
Short-Term Securities	$155,319	—	—	155,319

Total	$155,319	$12,547,197	—	$12,702,516

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$11,431	—	—	$11,431
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for futures contracts of $4,400 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	7

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.7%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$16,301
Northrop Grumman Corp., 3.25%, 8/01/23	10	10,720
United Technologies Corp.:
3.10%, 6/01/22	10	10,738
4.50%, 6/01/42	45	53,305

		91,064
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	15	17,521
5.10%, 1/15/44	10	12,090
4.10%, 2/01/45	10	10,484
United Parcel Service, Inc., 6.20%, 1/15/38	5	7,353

		47,448
Automobiles — 0.3%
Ford Motor Co., 4.75%, 1/15/43	35	38,587
Banks — 3.1%
BNP Paribas SA, 3.25%, 3/03/23	5	5,253
Fifth Third Bancorp, 8.25%, 3/01/38	10	15,243
HSBC Holdings PLC, 6.10%, 1/14/42	70	94,808
Sumitomo Mitsui Financial Group, Inc., 3.78%, 3/09/26	25	27,363
Wells Fargo & Co.:
3.00%, 1/22/21	25	26,128
3.45%, 2/13/23	75	78,561
3.30%, 9/09/24	30	31,724
5.61%, 1/15/44	25	31,073
4.65%, 11/04/44	15	16,347
3.90%, 5/01/45	15	15,906
4.90%, 11/17/45	35	39,664

		382,070
Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	11	12,914
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	39	39,951
Molson Coors Brewing Co., 5.00%, 5/01/42	10	11,729
PepsiCo, Inc.:
2.75%, 3/01/23	15	15,879
4.00%, 3/05/42	15	16,686

		97,159
Biotechnology — 0.6%
Amgen, Inc., 4.56%, 6/15/48 (a)	25	27,305
Biogen, Inc., 3.63%, 9/15/22	20	21,470

Corporate Bonds	Par (000)	Value
Biotechnology (continued)
Celgene Corp., 3.55%, 8/15/22	$25	$26,688

		75,463
Capital Markets — 3.3%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	21,829
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	20,476
Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	10,603
6.13%, 2/15/33	45	57,205
6.75%, 10/01/37	35	44,873
6.25%, 2/01/41	5	6,630
5.15%, 5/22/45	20	21,929
Morgan Stanley:
3.75%, 2/25/23	25	26,711
3.70%, 10/23/24	70	73,962
5.00%, 11/24/25	25	27,785
4.35%, 9/08/26	10	10,646
3.95%, 4/23/27	40	41,320
6.38%, 7/24/42	10	13,822
4.30%, 1/27/45	15	16,224
State Street Corp.:
3.70%, 11/20/23	10	11,106
3.55%, 8/18/25	10	10,992

		416,113
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,036
5.38%, 3/15/44	10	9,870
Dow Chemical Co., 7.38%, 11/01/29	10	13,644
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	25,608
LYB International Finance BV, 4.88%, 3/15/44	5	5,494
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,500

		72,152
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39	15	20,690
Motorola Solutions, Inc., 4.00%, 9/01/24	10	9,995

		30,685
Consumer Finance — 0.7%
American Express Co., 4.05%, 12/03/42	20	21,292
Capital One Financial Corp., 3.50%, 6/15/23	25	26,070

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Corporate Bonds	Par (000)	Value
Consumer Finance (continued)
John Deere Capital Corp., 2.80%, 1/27/23	$15	$15,877
MasterCard, Inc., 3.38%, 4/01/24	25	27,395

		90,634
Diversified Financial Services — 6.6%
Bank of America Corp.:
3.30%, 1/11/23	45	46,898
4.13%, 1/22/24	25	27,139
4.00%, 4/01/24	25	26,966
4.00%, 1/22/25	40	41,551
4.25%, 10/22/26	50	52,695
5.88%, 2/07/42	20	26,131
5.00%, 1/21/44	10	11,867
4.88%, 4/01/44	25	29,278
Series L, 4.75%, 4/21/45	5	5,334
Citigroup, Inc.:
3.88%, 10/25/23	25	27,006
5.50%, 9/13/25	25	28,459
4.30%, 11/20/26	5	5,243
8.13%, 7/15/39	30	48,017
6.68%, 9/13/43	25	33,285
4.65%, 7/30/45	15	16,931
4.75%, 5/18/46	10	10,508
Daimler Finance North America LLC, 8.50%, 1/18/31	10	16,657
Deutsche Bank AG, 4.10%, 1/13/26	25	24,949
General Electric Capital Corp., 3.10%, 1/09/23	25	26,729
General Electric Co.:
6.75%, 3/15/32	35	49,666
5.88%, 1/14/38	25	34,396
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	51,088
3.88%, 9/10/24	80	84,296
6.40%, 5/15/38	25	34,849
5.60%, 7/15/41	10	12,958
5.63%, 8/16/43	30	36,896
Northern Trust Corp., 3.95%, 10/30/25	10	11,224

		821,016
Diversified Telecommunication Services — 3.1%
AT&T, Inc.:
6.30%, 1/15/38	25	31,262
6.55%, 2/15/39	5	6,373
5.35%, 9/01/40	10	11,353
6.38%, 3/01/41	10	12,681
5.55%, 8/15/41	15	17,520
5.15%, 3/15/42	15	16,893
Orange SA, 5.38%, 1/13/42	5	6,227

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU, 7.05%, 6/20/36	$10	$13,175
Verizon Communications, Inc.:
5.15%, 9/15/23	50	58,615
6.40%, 9/15/33	15	19,451
4.27%, 1/15/36	25	26,135
6.55%, 9/15/43	35	47,620
4.86%, 8/21/46	35	39,285
4.52%, 9/15/48	30	32,015
5.01%, 8/21/54	25	27,508
4.67%, 3/15/55	15	15,579

		381,692
Electric Utilities — 2.0%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	20	26,950
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	12,901
Duke Energy Florida LLC, 6.40%, 6/15/38	25	35,788
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	11,519
Georgia Power Co., 4.30%, 3/15/42	25	27,553
Pacific Gas & Electric Co.:
6.05%, 3/01/34	25	33,381
5.40%, 1/15/40	20	25,945
PacifiCorp, 6.00%, 1/15/39	15	20,621
Public Service Electric & Gas Co., 3.80%, 3/01/46	15	16,636
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	13,899
Southern Power Co., 5.15%, 9/15/41	5	5,653
Virginia Electric & Power Co., 8.88%, 11/15/38	10	17,217

		248,063
Energy Equipment & Services — 0.4%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,831
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	17,199
Halliburton Co., 7.45%, 9/15/39	15	21,349

		44,379
Food & Staples Retailing — 0.1%
Walgreen Co., 3.10%, 9/15/22	15	15,722
Food Products — 0.6%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	11,864
Kellogg Co., 4.50%, 4/01/46	15	16,673

See Notes to Financial Statements.

2	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Corporate Bonds	Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co. (Fka Kraft Foods Group, Inc.):
3.50%, 6/06/22	$25	$26,917
5.00%, 6/04/42	15	17,566

		73,020
Health Care Equipment & Supplies — 0.5%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,270
Medtronic, Inc.:
4.63%, 3/15/44	7	8,549
4.63%, 3/15/45	40	48,935

		63,754
Health Care Providers & Services — 0.8%
Aetna, Inc., 6.63%, 6/15/36	5	6,838
Anthem, Inc., 5.10%, 1/15/44	20	23,500
Cardinal Health, Inc., 3.20%, 3/15/23	10	10,542
UnitedHealth Group, Inc.:
6.88%, 2/15/38	15	22,589
4.75%, 7/15/45	25	31,125

		94,594
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	13,706
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	7,613
Koninklijke Philips NV, 6.88%, 3/11/38	15	20,026

		27,639
Industrial Conglomerates — 0.5%
General Electric Co.:
2.70%, 10/09/22	15	15,771
4.50%, 3/11/44	35	41,708

		57,479
Insurance — 1.4%
Aflac, Inc., 3.63%, 6/15/23	10	10,810
Allstate Corp., 3.15%, 6/15/23	15	16,017
American International Group, Inc., 4.13%, 2/15/24	50	53,787
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	11,263
AXA SA, 8.60%, 12/15/30	10	14,058
MetLife, Inc., 4.88%, 11/13/43	35	39,468
Prudential Financial, Inc., 6.63%, 12/01/37	15	19,854

Corporate Bonds	Par (000)	Value
Insurance (continued)
Travelers Cos., Inc., 4.60%, 8/01/43	$10	$12,224

		177,481
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	15,576
Media — 2.8%
21st Century Fox America, Inc.:
6.40%, 12/15/35	25	32,667
6.15%, 2/15/41	5	6,572
5.40%, 10/01/43	10	12,150
Comcast Corp.:
3.13%, 7/15/22	25	26,876
4.25%, 1/15/33	15	16,855
6.45%, 3/15/37	25	35,212
6.40%, 3/01/40	20	28,641
Discovery Communications LLC, 6.35%, 6/01/40	20	21,206
NBCUniversal Media LLC:
6.40%, 4/30/40	20	28,578
5.95%, 4/01/41	10	13,651
Thomson Reuters Corp., 5.85%, 4/15/40	3	3,590
Time Warner, Inc.:
4.05%, 12/15/23	25	27,664
7.63%, 4/15/31	5	7,124
6.10%, 7/15/40	15	19,332
5.38%, 10/15/41	15	18,254
5.35%, 12/15/43	20	24,215
Viacom, Inc., 4.38%, 3/15/43	15	12,950
Walt Disney Co., 2.35%, 12/01/22	10	10,424

		345,961
Metals & Mining — 0.7%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	10	11,080
5.00%, 9/30/43	25	29,909
Newmont Mining Corp., 6.25%, 10/01/39	10	11,593
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	11,693
Southern Copper Corp.:
5.25%, 11/08/42	15	13,892
5.88%, 4/23/45	10	9,945

		88,112
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	22,097
Oil, Gas & Consumable Fuels — 2.0%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	22,344

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC:
3.25%, 5/06/22	$10	$10,554
2.75%, 5/10/23	25	25,322
ConocoPhillips, 6.50%, 2/01/39	20	24,992
ConocoPhillips Holding Co., 6.95%, 4/15/29	20	24,901
Devon Financing Co. LLC, 7.88%, 9/30/31	15	17,755
Enterprise Products Operating LLC, 5.95%, 2/01/41	10	12,119
Phillips 66, 5.88%, 5/01/42	10	12,091
Suncor Energy, Inc., 6.50%, 6/15/38	30	39,203
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	6,045
7.63%, 1/15/39	15	21,668
6.10%, 6/01/40	10	12,692
Valero Energy Corp.:
6.63%, 6/15/37	15	16,770
4.90%, 3/15/45	5	4,721

		251,177
Pharmaceuticals — 1.9%
Abbott Laboratories, 5.30%, 5/27/40	10	12,119
AbbVie, Inc., 2.90%, 11/06/22	25	25,855
AstraZeneca PLC:
3.38%, 11/16/25	15	16,088
6.45%, 9/15/37	15	20,880
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	27,603
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	21,966
Merck & Co., Inc., 2.80%, 5/18/23	25	26,445
Pfizer, Inc., 7.20%, 3/15/39	40	61,864
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	25,837

		238,657
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	20	23,895
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,383
Intel Corp., 4.80%, 10/01/41	15	17,669

		24,052
Software — 0.5%
Oracle Corp.:
2.50%, 10/15/22	25	25,706
6.13%, 7/08/39	20	26,724

Corporate Bonds	Par (000)	Value
Software (continued)
Oracle Corp. (continued):
5.38%, 7/15/40	$10	$12,229

		64,659
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	15	20,886
Lowe’s Cos., Inc., 6.65%, 9/15/37	5	7,317

		28,203
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc. (fka Hewlett-Packard Co.), 6.00%, 9/15/41	10	9,962
Tobacco — 0.8%
Altria Group, Inc.:
4.00%, 1/31/24	15	16,954
5.38%, 1/31/44	20	26,281
Philip Morris International, Inc.:
3.60%, 11/15/23	10	11,115
4.88%, 11/15/43	25	30,885
4.25%, 11/10/44	15	17,054

		102,289
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	25	31,841
Vodafone Group PLC:
2.95%, 2/19/23	10	10,294
6.15%, 2/27/37	25	30,566
4.38%, 2/19/43	5	4,949

		77,650
Total Corporate Bonds — 37.3%		4,652,210

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 8/15/22	110	149,261
7.13%, 2/15/23	55	75,466
7.50%, 11/15/24	130	193,060
7.63%, 2/15/25	90	135,601
6.00%, 2/15/26	125	176,177
6.38%, 8/15/27	150	224,373
6.25%, 5/15/30	15	23,662
4.50%, 2/15/36	10	14,541
4.38%, 2/15/38	25	36,091
4.50%, 5/15/38	10	14,688
4.38%, 11/15/39	10	14,419
4.38%, 5/15/41	50	72,549
3.13%, 2/15/42	40	48,209
2.75%, 11/15/42	245	275,357
3.13%, 2/15/43	50	60,184

See Notes to Financial Statements.

4	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
2.88%, 5/15/43	$80	$91,894
3.63%, 8/15/43	230	302,558
3.75%, 11/15/43	150	201,768
3.63%, 2/15/44	50	65,740
3.38%, 5/15/44	75	94,383
3.13%, 8/15/44	60	72,152
3.00%, 11/15/44	30	35,248
2.50%, 2/15/45	40	42,619
2.88%, 8/15/45	30	34,461
3.00%, 11/15/45	50	58,853
2.50%, 2/15/46	30	31,996
U.S. Treasury Notes:
1.63%, 8/15/22	110	112,819
1.63%, 11/15/22	60	61,446
2.00%, 2/15/23	50	52,381
1.75%, 5/15/23	170	175,326
2.50%, 8/15/23	130	140,776
2.75%, 11/15/23	230	253,404
2.75%, 2/15/24	180	198,584
2.50%, 5/15/24	70	76,007
2.38%, 8/15/24	160	172,312
2.00%, 2/15/25	125	130,947
2.13%, 5/15/25	90	95,203
2.00%, 8/15/25	180	188,550
2.25%, 11/15/25	145	155,054
1.63%, 2/15/26	110	111,630

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Principal STRIPS, 0.00%, 2/15/36 (b)	$4,448	$3,149,344
Total U.S. Treasury Obligations — 61.1%		7,619,093
Total Long-Term Investments (Cost — $10,484,076) — 98.4%		12,271,303

Short-Term Securities — 1.4%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (c)(d)	180,084	180,084
Total Short-Term Securities (Cost — $180,084) — 1.4%		180,084
Total Investments (Cost — $10,664,160) — 99.8%		12,451,387
Other Assets Less Liabilities — 0.2%		29,913

Net Assets — 100.0%		$12,481,300

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,664,318

Gross unrealized appreciation	$1,795,562
Gross unrealized depreciation	(8,493)

Net unrealized appreciation	$1,787,069

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	154,645	25,439	180,084	$180,084	$574

(d)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	September 2016	USD 174,438	$11,431

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

See Notes to Financial Statements.

6	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock CoRI 2017 Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$12,271,303	—	$12,271,303
Short-Term Securities	$180,084	—	—	180,084

Total	$180,084	$12,271,303	—	$12,451,387

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$11,431	—	—	$11,431
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for futures contracts of $4,400 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	7

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.9%
Lockheed Martin Corp., 4.07%, 12/15/42	$30	$32,601
Northrop Grumman Corp., 4.75%, 6/01/43	15	18,489
United Technologies Corp., 4.50%, 6/01/42	65	76,997

		128,087
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.90%, 1/15/34	15	17,520
4.10%, 2/01/45	10	10,484
United Parcel Service, Inc., 6.20%, 1/15/38	10	14,707

		42,711
Automobiles — 0.4%
Ford Motor Co., 4.75%, 1/15/43	50	55,125
Banks — 2.3%
Fifth Third Bancorp, 8.25%, 3/01/38	10	15,243
HSBC Holdings PLC, 6.10%, 1/14/42	80	108,352
Wells Fargo & Co.:
3.30%, 9/09/24	10	10,575
5.38%, 11/02/43	30	35,827
5.61%, 1/15/44	45	55,931
4.65%, 11/04/44	15	16,347
3.90%, 5/01/45	20	21,208
4.90%, 11/17/45	40	45,330

		308,813
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	5	5,870
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	15	15,524
Molson Coors Brewing Co., 5.00%, 5/01/42	10	11,729
PepsiCo, Inc., 4.00%, 3/05/42	25	27,810

		60,933
Biotechnology — 0.3%
Amgen, Inc., 4.56%, 6/15/48 (a)	32	34,951
Capital Markets — 3.6%
Ameriprise Financial, Inc., 3.70%, 10/15/24	10	10,915
Credit Suisse USA, Inc., 7.13%, 7/15/32	35	47,777
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	25	31,781
6.75%, 10/01/37	50	64,104

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
6.25%, 2/01/41	$25	$33,152
5.15%, 5/22/45	30	32,894
Morgan Stanley:
3.88%, 4/29/24	25	26,807
3.70%, 10/23/24	55	58,113
5.00%, 11/24/25	25	27,785
4.35%, 9/08/26	15	15,969
3.95%, 4/23/27	45	46,484
6.38%, 7/24/42	10	13,822
4.30%, 1/27/45	25	27,040
State Street Corp.:
3.30%, 12/16/24	10	10,839
3.55%, 8/18/25	40	43,968

		491,450
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,036
5.38%, 3/15/44	10	9,870
Dow Chemical Co., 7.38%, 11/01/29	10	13,644
E.I. du Pont de Nemours & Co.,
4.90%, 1/15/41	10	11,647
4.15%, 2/15/43	5	5,268
Ecolab, Inc., 5.50%, 12/08/41	10	12,666
LYB International Finance BV:
5.25%, 7/15/43	5	5,679
4.88%, 3/15/44	5	5,494
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,500

		81,804
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	40	55,175
Motorola Solutions, Inc., 4.00%, 9/01/24	5	4,997

		60,172
Consumer Finance — 0.4%
American Express Co., 4.05%, 12/03/42	20	21,292
MasterCard, Inc., 3.38%, 4/01/24	25	27,395

		48,687
Diversified Financial Services — 5.5%
Bank of America Corp.:
4.00%, 1/22/25	30	31,163
4.25%, 10/22/26	75	79,043
5.88%, 2/07/42	20	26,131

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Bank of America Corp. (continued):
5.00%, 1/21/44	$65	$77,133
4.88%, 4/01/44	15	17,567
Series L, 4.75%, 4/21/45	5	5,334
Citigroup, Inc.:
5.50%, 9/13/25	25	28,459
4.30%, 11/20/26	20	20,971
8.13%, 7/15/39	35	56,020
6.68%, 9/13/43	15	19,971
5.30%, 5/06/44	25	28,247
4.65%, 7/30/45	20	22,575
4.75%, 5/18/46	20	21,017
Daimler Finance North America LLC, 8.50%, 1/18/31	10	16,657
General Electric Co.:
6.75%, 3/15/32	40	56,761
5.88%, 1/14/38	35	48,154
JPMorgan Chase & Co.:
3.88%, 9/10/24	75	79,027
6.40%, 5/15/38	30	41,819
5.60%, 7/15/41	30	38,874
5.63%, 8/16/43	15	18,448
4.95%, 6/01/45	15	17,210

		750,581
Diversified Telecommunication Services — 3.4%
AT&T, Inc.:
6.30%, 1/15/38	30	37,514
6.55%, 2/15/39	10	12,746
5.35%, 9/01/40	25	28,383
6.38%, 3/01/41	10	12,681
5.55%, 8/15/41	15	17,520
5.15%, 3/15/42	20	22,524
Orange SA, 5.38%, 1/13/42	5	6,227
Telefonica Emisiones SAU, 7.05%, 6/20/36	15	19,762
Verizon Communications, Inc.:
6.40%, 9/15/33	35	45,386
4.27%, 1/15/36	25	26,135
6.55%, 9/15/43	80	108,845
4.86%, 8/21/46	25	28,061
4.52%, 9/15/48	30	32,015
5.01%, 8/21/54	35	38,511
4.67%, 3/15/55	35	36,352

		472,662
Electric Utilities — 2.3%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	20	26,950
6.50%, 9/15/37	10	13,959
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	20	25,803

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Duke Energy Florida LLC, 6.40%, 6/15/38	$35	$50,104
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	17,278
Georgia Power Co., 4.30%, 3/15/42	30	33,064
Pacific Gas & Electric Co.:
6.05%, 3/01/34	35	46,733
5.40%, 1/15/40	20	25,945
PacifiCorp, 6.00%, 1/15/39	10	13,747
Public Service Electric & Gas Co., 3.80%, 3/01/46	15	16,636
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	20,848
Southern Power Co., 5.15%, 9/15/41	10	11,305
Virginia Electric & Power Co., 8.88%, 11/15/38	10	17,217

		319,589
Energy Equipment & Services — 0.5%
Baker Hughes, Inc., 5.13%, 9/15/40	10	11,663
Enterprise Products Operating LLC, 5.70%, 2/15/42	20	22,931
Halliburton Co., 7.45%, 9/15/39	20	28,465

		63,059
Food & Staples Retailing — 0.3%
Target Corp., 3.63%, 4/15/46	25	26,079
Walgreen Co., 4.40%, 9/15/42	10	10,710

		36,789
Food Products — 0.3%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	17,795
Kellogg Co., 4.50%, 4/01/46	20	22,231
Kraft Heinz Foods Co., 6.88%, 1/26/39	5	7,032

		47,058
Health Care Equipment & Supplies — 0.6%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,270
Medtronic, Inc.:
4.63%, 3/15/44	8	9,771
4.63%, 3/15/45	50	61,168

		77,209
Health Care Providers & Services — 0.8%
Aetna, Inc., 6.63%, 6/15/36	5	6,838
Anthem, Inc., 5.10%, 1/15/44	25	29,375

See Notes to Financial Statements.

2	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.:
4.63%, 7/15/35	$10	$11,888
6.88%, 2/15/38	20	30,119
4.75%, 7/15/45	30	37,350

		115,570
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.:
6.30%, 10/15/37	15	20,559
3.70%, 2/15/42	15	15,337

		35,896
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	10	15,225
Koninklijke Philips NV, 6.88%, 3/11/38	15	20,027

		35,252
Industrial Conglomerates — 0.3%
General Electric Co., 4.50%, 3/11/44	40	47,666
Insurance — 1.4%
Allstate Corp., 4.50%, 6/15/43	15	17,940
American International Group, Inc., 4.13%, 2/15/24	50	53,787
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	11,263
AXA SA, 8.60%, 12/15/30	10	14,058
MetLife, Inc., 4.88%, 11/13/43	45	50,744
Prudential Financial, Inc., 6.63%, 12/01/37	20	26,472
Travelers Cos., Inc., 4.60%, 8/01/43	15	18,336

		192,600
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	20	20,768
Media — 2.8%
21st Century Fox America, Inc.:
6.40%, 12/15/35	35	45,734
6.15%, 2/15/41	10	13,144
5.40%, 10/01/43	10	12,150
Comcast Corp.:
4.25%, 1/15/33	20	22,474
6.45%, 3/15/37	20	28,170
6.40%, 3/01/40	25	35,801
4.75%, 3/01/44	25	30,248
NBCUniversal Media LLC:
6.40%, 4/30/40	20	28,578
5.95%, 4/01/41	10	13,651

Corporate Bonds	Par (000)	Value
Media (continued)
Thomson Reuters Corp., 5.85%, 4/15/40	$5	$5,983
Time Warner, Inc.:
4.05%, 12/15/23	25	27,664
7.63%, 4/15/31	15	21,371
6.10%, 7/15/40	20	25,777
5.38%, 10/15/41	20	24,339
5.35%, 12/15/43	20	24,215
Viacom, Inc., 4.38%, 3/15/43	20	17,266
Walt Disney Co., 4.13%, 6/01/44	5	5,762

		382,327
Metals & Mining — 0.7%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	29,909
Newmont Mining Corp., 6.25%, 10/01/39	10	11,592
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	17,540
Southern Copper Corp.:
5.25%, 11/08/42	20	18,523
5.88%, 4/23/45	15	14,918

		92,482
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	25	27,621
Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp., 6.45%, 9/15/36	30	33,516
ConocoPhillips, 6.50%, 2/01/39	45	56,232
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	31,126
Devon Financing Co. LLC, 7.88%, 9/30/31	20	23,674
Enterprise Products Operating LLC, 5.95%, 2/01/41	10	12,119
ONEOK Partners LP, 6.85%, 10/15/37	5	5,527
Phillips 66, 5.88%, 5/01/42	10	12,091
Suncor Energy, Inc., 6.50%, 6/15/38	35	45,737
TransCanada PipeLines Ltd.:
7.63%, 1/15/39	20	28,891
6.10%, 6/01/40	15	19,038
Valero Energy Corp.:
6.63%, 6/15/37	20	22,360
4.90%, 3/15/45	10	9,441

		299,752
Pharmaceuticals — 1.7%
Abbott Laboratories, 5.30%, 5/27/40	10	12,119
AbbVie, Inc., 4.40%, 11/06/42	15	15,929

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC:
3.38%, 11/16/25	$20	$21,450
6.45%, 9/15/37	15	20,880
4.38%, 11/16/45	10	11,214
Bristol-Myers Squibb Co., 3.25%, 8/01/42	5	5,144
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	20	29,288
Merck & Co., Inc., 2.80%, 5/18/23	25	26,446
Pfizer, Inc.:
7.20%, 3/15/39	50	77,330
4.40%, 5/15/44	5	5,822
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	5	6,449

		232,071
Real Estate Investment Trusts (REITs) — 0.1%
Weyerhaeuser Co., 7.38%, 3/15/32	15	20,360
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,851
Norfolk Southern Corp., 4.84%, 10/01/41	25	29,869

		36,720
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,384
Intel Corp., 4.80%, 10/01/41	15	17,669

		24,053
Software — 0.3%
Oracle Corp.:
6.13%, 7/08/39	20	26,724
5.38%, 7/15/40	10	12,229

		38,953
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	20	27,849
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc. (fka Hewlett-Packard Co.), 6.00%, 9/15/41	15	14,943
Tobacco — 0.8%
Altria Group, Inc., 5.38%, 1/31/44	30	39,422
Philip Morris International, Inc.:
4.88%, 11/15/43	35	43,239
4.25%, 11/10/44	20	22,738

		105,399

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	$30	$38,209
Vodafone Group PLC:
6.15%, 2/27/37	30	36,679
4.38%, 2/19/43	10	9,898

		84,786
Total Corporate Bonds — 35.9%		4,914,748

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.50%, 11/15/24	90	133,657
7.63%, 2/15/25	180	271,202
6.00%, 2/15/26	190	267,789
6.50%, 11/15/26	135	200,116
6.13%, 8/15/29	240	368,147
5.38%, 2/15/31	50	74,557
4.50%, 2/15/36	95	138,140
4.38%, 2/15/38	20	28,873
4.50%, 5/15/38	35	51,408
3.50%, 2/15/39	40	51,236
4.25%, 5/15/39	20	28,347
4.50%, 8/15/39	20	29,309
4.63%, 2/15/40	20	29,833
4.38%, 5/15/41	10	14,510
3.13%, 2/15/42	50	60,262
2.75%, 8/15/42	30	33,760
2.75%, 11/15/42	330	370,889
2.88%, 5/15/43	60	68,920
3.63%, 8/15/43	280	368,331
3.75%, 11/15/43	200	269,023
3.63%, 2/15/44	150	197,221
3.38%, 5/15/44	160	201,350
3.13%, 8/15/44	80	96,203
3.00%, 11/15/44	50	58,746
2.50%, 2/15/45	30	31,964
3.00%, 5/15/45	10	11,750
2.88%, 8/15/45	50	57,435
3.00%, 11/15/45	70	82,395
2.50%, 2/15/46	75	79,989
U.S. Treasury Notes:
2.38%, 8/15/24	135	145,389
2.25%, 11/15/24	25	26,694
2.00%, 2/15/25	230	240,943
2.13%, 5/15/25	300	317,344
2.00%, 8/15/25	220	230,450
2.25%, 11/15/25	110	117,627
1.63%, 2/15/26	70	71,037
1.63%, 5/15/26	15	15,224

See Notes to Financial Statements.

4	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Principal STRIPS, 0.00%, 5/15/37 (b)	$5,560	$3,802,078
Total U.S. Treasury Obligations — 63.1%		8,642,148
Total Long-Term Investments (Cost — $11,363,621) — 99.0%		13,556,896

Short-Term Securities — 0.6%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (c)(d)	86,790	86,790
Total Short-Term Securities (Cost — $86,790) — 0.6%		86,790

Value
Total Investments (Cost — $11,450,411*) — 99.6%	$13,643,686
Other Assets Less Liabilities — 0.4%	58,022

Net Assets — 100.0%	$13,701,708

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$11,453,749

Gross unrealized appreciation	$2,203,157
Gross unrealized depreciation	(13,220)

Net unrealized appreciation	$2,189,937

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	299,546	(212,756)	86,790	$86,790	$337

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	September 2016	USD 174,438	$11,431

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	5

Schedule of Investments (concluded)	BlackRock CoRI 2019 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$13,556,896	—	$13,556,896
Short-Term Securities	$86,790	—	—	86,790

Total	$86,790	$13,556,896	—	$13,643,686

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$11,431	—	—	$11,431
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash fledged for futures contracts of $4,400 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

6	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.2%
Eaton Corp., 4.00%, 11/02/32	$20	$21,544
Lockheed Martin Corp., 4.07%, 12/15/42	30	32,601
Northrop Grumman Corp., 4.75%, 6/01/43	20	24,652
United Technologies Corp.:
5.70%, 4/15/40	20	27,133
4.50%, 6/01/42	65	76,997

		182,927
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	15	17,521
5.10%, 1/15/44	10	12,090
4.10%, 2/01/45	10	10,484
United Parcel Service, Inc., 6.20%, 1/15/38	15	22,060

		62,155
Automobiles — 0.4%
Ford Motor Co., 4.75%, 1/15/43	50	55,125
Banks — 2.4%
Fifth Third Bancorp, 8.25%, 3/01/38	10	15,243
HSBC Holdings PLC, 6.10%, 1/14/42	85	115,124
Wells Fargo & Co.:
4.30%, 7/22/27	45	49,272
5.38%, 11/02/43	35	41,798
5.61%, 1/15/44	45	55,931
4.65%, 11/04/44	25	27,245
3.90%, 5/01/45	25	26,510
4.90%, 11/17/45	20	22,665

		353,788
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	10	11,740
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	20	20,699
Diageo Investment Corp., 4.25%, 5/11/42	15	17,113
Molson Coors Brewing Co., 5.00%, 5/01/42	10	11,729
PepsiCo, Inc.:
4.00%, 3/05/42	25	27,810
3.60%, 8/13/42	15	15,750

		104,841
Biotechnology — 0.3%
Amgen, Inc., 4.56%, 6/15/48 (a)	38	41,504

Corporate Bonds	Par (000)	Value
Capital Markets — 2.3%
Credit Suisse USA, Inc., 7.13%, 7/15/32	$10	$13,651
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	76,274
6.75%, 10/01/37	60	76,925
5.15%, 5/22/45	45	49,341
Morgan Stanley:
4.35%, 9/08/26	25	26,615
3.95%, 4/23/27	35	36,154
6.38%, 7/24/42	15	20,733
4.30%, 1/27/45	35	37,856

		337,549
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,036
5.38%, 3/15/44	15	14,805
Dow Chemical Co., 7.38%, 11/01/29	15	20,466
E.I. du Pont de Nemours & Co.,
4.90%, 1/15/41	10	11,647
4.15%, 2/15/43	10	10,535
Ecolab, Inc., 5.50%, 12/08/41	5	6,333
LYB International Finance BV, 5.25%, 7/15/43	10	11,359
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,500

		92,681
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	45	62,072
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	20	21,292
Diversified Financial Services — 4.6%
Bank of America Corp.:
4.25%, 10/22/26	40	42,156
5.88%, 2/07/42	20	26,131
5.00%, 1/21/44	40	47,467
4.88%, 4/01/44	40	46,845
Series L, 4.75%, 4/21/45	15	16,001
Citigroup, Inc.:
4.30%, 11/20/26	10	10,485
4.45%, 9/29/27	10	10,486
8.13%, 7/15/39	50	80,029
6.68%, 9/13/43	20	26,628
5.30%, 5/06/44	5	5,649
4.65%, 7/30/45	15	16,931
4.75%, 5/18/46	25	26,271
Daimler Finance North America LLC, 8.50%, 1/18/31	10	16,657

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
General Electric Co.:
6.75%, 3/15/32	$40	$56,761
5.88%, 1/14/38	40	55,033
JPMorgan Chase & Co.:
4.13%, 12/15/26	30	32,250
4.25%, 10/01/27	25	26,942
6.40%, 5/15/38	35	48,789
5.60%, 7/15/41	10	12,958
5.40%, 1/06/42	30	38,126
5.63%, 8/16/43	25	30,747
4.95%, 6/01/45	15	17,210

		690,552
Diversified Telecommunication Services — 4.4%
AT&T, Inc.:
6.30%, 1/15/38	20	25,009
6.55%, 2/15/39	15	19,119
5.35%, 9/01/40	40	45,412
6.38%, 3/01/41	15	19,021
5.55%, 8/15/41	25	29,200
5.15%, 3/15/42	30	33,786
Orange SA, 5.38%, 1/13/42	5	6,227
Telefonica Emisiones SAU, 7.05%, 6/20/36	30	39,524
Telefonica Europe BV, 8.25%, 9/15/30	10	14,704
Verizon Communications, Inc.:
6.40%, 9/15/33	45	58,354
4.27%, 1/15/36	25	26,135
4.75%, 11/01/41	15	16,592
6.55%, 9/15/43	70	95,239
4.86%, 8/21/46	60	67,346
4.52%, 9/15/48	45	48,023
5.01%, 8/21/54	65	71,521
4.67%, 3/15/55	40	41,546

		656,758
Electric Utilities — 2.6%
Appalachian Power Co., 7.00%, 4/01/38	10	13,884
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	40	53,900
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	19,352
Duke Energy Florida LLC, 6.40%, 6/15/38	35	50,104
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	23,037
Georgia Power Co., 4.30%, 3/15/42	25	27,554
Pacific Gas & Electric Co.:
6.05%, 3/01/34	40	53,410

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Pacific Gas & Electric Co. (continued):
5.40%, 1/15/40	$20	$25,945
PacifiCorp, 6.00%, 1/15/39	10	13,747
Public Service Electric & Gas Co., 3.80%, 3/01/46	20	22,182
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	27,797
Southern Power Co., 5.15%, 9/15/41	15	16,957
Virginia Electric & Power Co.:
8.88%, 11/15/38	10	17,217
Series A, 6.00%, 5/15/37	15	20,109

		385,195
Energy Equipment & Services — 0.3%
Baker Hughes, Inc., 5.13%, 9/15/40	10	11,662
Enterprise Products Operating LLC:
6.13%, 10/15/39	5	6,057
5.70%, 2/15/42	5	5,733
Halliburton Co., 7.45%, 9/15/39	15	21,349

		44,801
Food & Staples Retailing — 0.2%
Target Corp., 3.63%, 4/15/46	15	15,647
Walgreen Co., 4.40%, 9/15/42	15	16,066

		31,713
Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	23,727
Kellogg Co., 4.50%, 4/01/46	15	16,673
Mondelez International, Inc., 6.50%, 2/09/40	10	13,710

		54,110
Health Care Equipment & Supplies — 0.7%
Express Scripts Holding Co., 6.13%, 11/15/41	10	12,540
Medtronic, Inc.:
4.38%, 3/15/35	30	34,549
4.63%, 3/15/45	50	61,168

		108,257
Health Care Providers & Services — 1.0%
Aetna, Inc., 6.63%, 6/15/36	5	6,838
Anthem, Inc.:
4.65%, 1/15/43	10	11,050
5.10%, 1/15/44	30	35,250
UnitedHealth Group, Inc.:
4.63%, 7/15/35	20	23,775
6.88%, 2/15/38	20	30,119

See Notes to Financial Statements.

2	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued):
4.75%, 7/15/45	$35	$43,575

		150,607
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.:
6.30%, 10/15/37	20	27,412
3.70%, 2/15/42	20	20,449

		47,861
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	7,612
Koninklijke Philips NV, 6.88%, 3/11/38	20	26,702

		34,314
Industrial Conglomerates — 0.4%
General Electric Co., 4.50%, 3/11/44	55	65,541
Insurance — 1.4%
Allstate Corp., 4.50%, 6/15/43	15	17,940
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	11,263
AXA SA, 8.60%, 12/15/30	10	14,058
Lincoln National Corp.:
6.15%, 4/07/36	10	11,996
7.00%, 6/15/40	10	12,943
MetLife, Inc.:
4.88%, 11/13/43	40	45,106
4.05%, 3/01/45	20	20,078
Prudential Financial, Inc.:
6.63%, 12/01/37	25	33,090
4.60%, 5/15/44	10	10,879
Travelers Cos., Inc., 4.60%, 8/01/43	30	36,672

		214,025
Leisure Products — 0.1%
Hasbro, Inc., 6.35%, 3/15/40	10	12,363
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	25,961
Media — 3.5%
21st Century Fox America, Inc.:
6.40%, 12/15/35	50	65,335
6.15%, 2/15/41	10	13,144
5.40%, 10/01/43	15	18,226
Comcast Corp.:
4.25%, 1/15/33	30	33,710
6.45%, 3/15/37	15	21,127
6.40%, 3/01/40	25	35,802

Corporate Bonds	Par (000)	Value
Media (continued)
Comcast Corp. (continued):
4.65%, 7/15/42	$10	$11,795
4.75%, 3/01/44	20	24,198
NBCUniversal Media LLC:
6.40%, 4/30/40	25	35,723
5.95%, 4/01/41	30	40,954
4.45%, 1/15/43	10	11,522
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,983
Time Warner, Inc.:
7.63%, 4/15/31	20	28,495
6.20%, 3/15/40	20	26,122
6.10%, 7/15/40	15	19,332
6.25%, 3/29/41	25	33,137
5.38%, 10/15/41	20	24,339
5.35%, 12/15/43	10	12,107
Viacom, Inc., 4.38%, 3/15/43	35	30,216
Walt Disney Co., 4.13%, 6/01/44	25	28,809

		520,076
Metals & Mining — 1.0%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	45	53,836
Newmont Mining Corp., 6.25%, 10/01/39	10	11,592
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	25	29,233
Southern Copper Corp.:
5.25%, 11/08/42	25	23,154
5.88%, 4/23/45	30	29,836

		147,651
Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	45	49,718
Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp., 6.45%, 9/15/36	35	39,101
Apache Corp., 6.00%, 1/15/37	10	11,402
ConocoPhillips:
5.90%, 5/15/38	15	17,204
6.50%, 2/01/39	45	56,232
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	37,351
Devon Financing Co. LLC, 7.88%, 9/30/31	25	29,592
Enterprise Products Operating LLC:
6.45%, 9/01/40	15	18,661
5.95%, 2/01/41	15	18,179
ONEOK Partners LP, 6.85%, 10/15/37	5	5,527
Petro-Canada, 6.80%, 5/15/38	10	12,786
Phillips 66, 5.88%, 5/01/42	10	12,091

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc., 6.50%, 6/15/38	$25	$32,669
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	6,045
7.63%, 1/15/39	25	36,114
6.10%, 6/01/40	10	12,692
Valero Energy Corp.:
6.63%, 6/15/37	25	27,951
4.90%, 3/15/45	10	9,441

		383,038
Pharmaceuticals — 2.0%
Abbott Laboratories:
6.00%, 4/01/39	15	19,734
5.30%, 5/27/40	10	12,119
AbbVie, Inc., 4.40%, 11/06/42	20	21,239
AstraZeneca PLC:
6.45%, 9/15/37	15	20,880
4.38%, 11/16/45	25	28,035
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	10,287
GlaxoSmithKline Capital, Inc.:
6.38%, 5/15/38	25	36,610
4.20%, 3/18/43	20	23,610
Merck & Co., Inc., 4.15%, 5/18/43	15	17,249
Pfizer, Inc.:
7.20%, 3/15/39	60	92,796
4.40%, 5/15/44	5	5,822
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	12,898

		301,279
Road & Rail — 0.4%
CSX Corp., 6.22%, 4/30/40	15	20,553
Norfolk Southern Corp., 4.84%, 10/01/41	30	35,843

		56,396
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,384
Intel Corp., 4.80%, 10/01/41	25	29,448

		35,832
Software — 0.4%
Oracle Corp.:
6.13%, 7/08/39	15	20,043
5.38%, 7/15/40	35	42,801

		62,844
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36	20	27,849

Corporate Bonds	Par (000)	Value
Specialty Retail (continued)
Lowe’s Cos., Inc., 6.65%, 9/15/37	$10	$14,633

		42,482
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc. (fka Hewlett-Packard Co.), 6.00%, 9/15/41	20	19,924
Tobacco — 0.9%
Altria Group, Inc., 5.38%, 1/31/44	35	45,992
Philip Morris International, Inc.:
4.88%, 11/15/43	45	55,593
4.25%, 11/10/44	25	28,423

		130,008
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 6.38%, 3/01/35	40	50,945
Vodafone Group PLC:
6.15%, 2/27/37	35	42,793
4.38%, 2/19/43	10	9,897

		103,635
Total Corporate Bonds — 38.1%		5,688,875

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.50%, 11/15/26	15	22,235
6.63%, 2/15/27	70	105,284
5.50%, 8/15/28	150	214,916
6.13%, 8/15/29	150	230,092
5.38%, 2/15/31	95	141,658
4.50%, 2/15/36	185	269,009
4.38%, 2/15/38	40	57,745
4.50%, 5/15/38	135	198,286
3.50%, 2/15/39	55	70,449
4.50%, 8/15/39	50	73,271
4.38%, 11/15/39	25	36,048
4.63%, 2/15/40	50	74,582
3.88%, 8/15/40	250	337,168
4.75%, 2/15/41	200	304,781
4.38%, 5/15/41	110	159,607
2.75%, 8/15/42	30	33,761
2.75%, 11/15/42	110	123,630
3.13%, 2/15/43	120	144,441
2.88%, 5/15/43	250	287,168
3.63%, 8/15/43	100	131,547
3.75%, 11/15/43	50	67,256
3.63%, 2/15/44	105	138,055
3.38%, 5/15/44	150	188,766
3.13%, 8/15/44	110	132,279
3.00%, 11/15/44	200	234,984
3.00%, 5/15/45	190	223,250

See Notes to Financial Statements.

4	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
2.88%, 8/15/45	$225	$258,460
3.00%, 11/15/45	80	94,166
2.50%, 2/15/46	285	303,959
U.S. Treasury Principal STRIPS, 0.00%, 5/15/39 (b)	6,955	4,347,452
Total U.S. Treasury Obligations — 60.4%		9,004,305
Total Long-Term Investments (Cost — $12,348,137) — 98.5%		14,693,180

Short-Term Securities — 1.2%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (c)(d)	185,514	185,514

Value
Total Short-Term Securities (Cost — $185,514) — 1.2%	$185,514
Total Investments (Cost — $12,533,651*) — 99.7%	14,878,694
Other Assets Less Liabilities — 0.3%	43,019

Net Assets — 100.0%	$14,921,713

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$12,534,410

Gross unrealized appreciation	$2,354,676
Gross unrealized depreciation	(10,392)

Net unrealized appreciation	$2,344,284

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	150,430	35,084	185,514	$185,514	$644

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	September 2016	USD 174,438	$11,431

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	5

Schedule of Investments (concluded)	BlackRock CoRI 2021 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$14,693,180	—	$14,693,180
Short-Term Securities	$185,514	—	—	185,514

Total	$185,514	$14,693,180	—	$14,878,694

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$11,431	—	—	$11,431
[1] See above to Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for futures contracts of $4,400 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

6	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.2%
Honeywell International, Inc., Series 30, 5.38%, 3/01/41	$15	$20,393
Lockheed Martin Corp., 4.07%, 12/15/42	45	48,902
Northrop Grumman Corp., 4.75%, 6/01/43	15	18,489
United Technologies Corp., 4.50%, 6/01/42	90	106,611

		194,395
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	20	23,361
5.10%, 1/15/44	5	6,045
4.10%, 2/01/45	15	15,726
United Parcel Service, Inc., 6.20%, 1/15/38	15	22,060

		67,192
Automobiles — 0.4%
Ford Motor Co., 4.75%, 1/15/43	55	60,637
Banks — 2.2%
Fifth Third Bancorp, 8.25%, 3/01/38	10	15,243
HSBC Holdings PLC, 6.10%, 1/14/42	70	94,808
Wells Fargo & Co.:
5.38%, 11/02/43	20	23,884
5.61%, 1/15/44	30	37,287
4.65%, 11/04/44	40	43,593
3.90%, 5/01/45	40	42,416
4.90%, 11/17/45	40	45,331
4.40%, 6/14/46	50	53,010

		355,572
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	30	35,221
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	15	15,524
Diageo Investment Corp., 4.25%, 5/11/42	25	28,521
Molson Coors Brewing Co., 5.00%, 5/01/42	10	11,729
PepsiCo, Inc., 4.00%, 3/05/42	50	55,620

		146,615
Biotechnology — 0.3%
Amgen, Inc., 4.56%, 6/15/48 (a)	45	49,149
Capital Markets — 2.1%
Credit Suisse USA, Inc., 7.13%, 7/15/32	40	54,603

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	$10	$12,712
6.75%, 10/01/37	70	89,746
6.25%, 2/01/41	25	33,152
5.15%, 5/22/45	55	60,305
Morgan Stanley:
6.38%, 7/24/42	20	27,644
4.30%, 1/27/45	50	54,080

		332,242
Chemicals — 0.7%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,036
5.38%, 3/15/44	20	19,740
Dow Chemical Co., 7.38%, 11/01/29	10	13,644
E.I. du Pont de Nemours & Co.,
4.90%, 1/15/41	15	17,470
4.15%, 2/15/43	10	10,536
Ecolab, Inc., 5.50%, 12/08/41	10	12,666
LYB International Finance BV:
5.25%, 7/15/43	5	5,679
4.88%, 3/15/44	5	5,494
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	15	18,750

		109,015
Communications Equipment — 0.5%
Cisco Systems, Inc.:
5.90%, 2/15/39	45	62,072
5.50%, 1/15/40	10	13,392

		75,464
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	25	26,615
Diversified Financial Services — 4.4%
Bank of America Corp.:
5.88%, 2/07/42	15	19,598
5.00%, 1/21/44	95	112,734
4.88%, 4/01/44	35	40,989
Series L, 4.75%, 4/21/45	5	5,334
Citigroup, Inc.:
4.30%, 11/20/26	20	20,971
8.13%, 7/15/39	35	56,020
6.68%, 9/13/43	20	26,628
5.30%, 5/06/44	20	22,597
4.65%, 7/30/45	15	16,931
4.75%, 5/18/46	15	15,763
Daimler Finance North America LLC, 8.50%, 1/18/31	15	24,985

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
General Electric Co.:
6.75%, 3/15/32	$45	$63,856
5.88%, 1/14/38	50	68,791
6.88%, 1/10/39	15	23,026
JPMorgan Chase & Co.:
4.13%, 12/15/26	20	21,500
6.40%, 5/15/38	35	48,789
5.60%, 7/15/41	30	38,874
5.63%, 8/16/43	35	43,045
4.95%, 6/01/45	25	28,683

		699,114
Diversified Telecommunication Services — 4.8%
AT&T, Inc.:
6.30%, 1/15/38	25	31,262
6.55%, 2/15/39	15	19,119
5.35%, 9/01/40	40	45,412
6.38%, 3/01/41	20	25,362
5.55%, 8/15/41	20	23,360
5.15%, 3/15/42	40	45,048
Orange SA, 5.38%, 1/13/42	10	12,453
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	26,350
Telefonica Europe BV, 8.25%, 9/15/30	25	36,760
Verizon Communications, Inc.:
6.40%, 9/15/33	45	58,354
4.27%, 1/15/36	50	52,270
6.55%, 9/15/43	75	102,042
4.86%, 8/21/46	65	72,958
4.52%, 9/15/48	75	80,039
5.01%, 8/21/54	60	66,019
4.67%, 3/15/55	60	62,318

		759,126
Electric Utilities — 3.2%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	50	67,375
6.50%, 9/15/37	10	13,959
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	25	32,254
Duke Energy Florida LLC, 6.40%, 6/15/38	55	78,735
Exelon Generation Co. LLC, 6.25%, 10/01/39	35	40,315
Georgia Power Co., 4.30%, 3/15/42	40	44,085
Pacific Gas & Electric Co.:
6.05%, 3/01/34	55	73,438
5.40%, 1/15/40	25	32,432
PacifiCorp, 6.00%, 1/15/39	10	13,747

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Public Service Electric & Gas Co., 3.80%, 3/01/46	$25	$27,727
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	27,797
Southern Power Co., 5.15%, 9/15/41	15	16,957
Virginia Electric & Power Co., 8.88%, 11/15/38	20	34,433

		503,254
Energy Equipment & Services — 0.6%
Baker Hughes, Inc., 5.13%, 9/15/40	20	23,325
Enterprise Products Operating LLC:
6.13%, 10/15/39	20	24,227
5.70%, 2/15/42	5	5,733
Halliburton Co., 7.45%, 9/15/39	25	35,582

		88,867
Food & Staples Retailing — 0.3%
Target Corp., 3.63%, 4/15/46	20	20,863
Walgreen Co., 4.40%, 9/15/42	20	21,421

		42,284
Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	23,727
JM Smucker Co., 4.38%, 3/15/45	10	11,350
Kellogg Co., 4.50%, 4/01/46	20	22,231

		57,308
Health Care Equipment & Supplies — 0.7%
Express Scripts Holding Co., 6.13%, 11/15/41	20	25,079
Medtronic, Inc., 4.63%, 3/15/45	75	91,753

		116,832
Health Care Providers & Services — 1.1%
Aetna, Inc., 6.63%, 6/15/36	10	13,675
Anthem, Inc.:
4.65%, 1/15/43	30	33,150
5.10%, 1/15/44	20	23,500
UnitedHealth Group, Inc.:
4.63%, 7/15/35	25	29,719
4.75%, 7/15/45	55	68,476

		168,520
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.:
6.30%, 10/15/37	20	27,412
3.70%, 2/15/42	20	20,449

		47,861

See Notes to Financial Statements.

2	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Corporate Bonds	Par (000)	Value
Household Products — 0.2%
Koninklijke Philips NV, 6.88%, 3/11/38	$25	$33,377
Industrial Conglomerates — 0.4%
General Electric Co.:
4.13%, 10/09/42	25	28,291
4.50%, 3/11/44	35	41,708

		69,999
Insurance — 1.7%
Allstate Corp., 4.50%, 6/15/43	20	23,920
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	11,263
AXA SA, 8.60%, 12/15/30	15	21,087
Chubb Corp., Series 1, 6.50%, 5/15/38	15	22,050
Lincoln National Corp., 7.00%, 6/15/40	10	12,943
MetLife, Inc.:
4.88%, 11/13/43	60	67,659
4.05%, 3/01/45	15	15,058
Principal Financial Group, Inc., 6.05%, 10/15/36	15	19,016
Prudential Financial, Inc.:
6.63%, 12/01/37	30	39,708
6.20%, 11/15/40	10	12,524
Travelers Cos., Inc., 4.60%, 8/01/43	20	24,448

		269,676
Leisure Products — 0.1%
Hasbro, Inc., 6.35%, 3/15/40	15	18,545
Machinery — 0.4%
Caterpillar, Inc., 3.80%, 8/15/42	25	25,961
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 6/15/43	25	31,701

		57,662
Media — 3.9%
21st Century Fox America, Inc.:
6.40%, 12/15/35	40	52,268
6.15%, 2/15/41	30	39,432
5.40%, 10/01/43	30	36,451
CBS Corp., 4.60%, 1/15/45	5	5,236
Comcast Corp.:
4.25%, 1/15/33	35	39,329
6.45%, 3/15/37	30	42,255
6.40%, 3/01/40	25	35,801
4.65%, 7/15/42	35	41,283
4.75%, 3/01/44	25	30,248
NBCUniversal Media LLC:
6.40%, 4/30/40	15	21,433
5.95%, 4/01/41	15	20,477

Corporate Bonds	Par (000)	Value
Media (continued)
NBCUniversal Media LLC (continued):
4.45%, 1/15/43	$25	$28,805
Thomson Reuters Corp., 5.85%, 4/15/40	10	11,966
Time Warner, Inc.:
7.63%, 4/15/31	25	35,619
6.10%, 7/15/40	45	57,997
5.38%, 10/15/41	20	24,339
5.35%, 12/15/43	25	30,268
Viacom, Inc., 4.38%, 3/15/43	30	25,900
Walt Disney Co.,
3.70%, 12/01/42	15	16,148
4.13%, 6/01/44	15	17,286

		612,541
Metals & Mining — 1.0%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	45	53,836
Newmont Mining Corp., 6.25%, 10/01/39	15	17,389
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	25	29,233
Southern Copper Corp.:
5.25%, 11/08/42	25	23,154
5.88%, 4/23/45	40	39,780

		163,392
Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	45	49,718
Oil, Gas & Consumable Fuels — 2.8%
Anadarko Petroleum Corp., 6.45%, 9/15/36	45	50,273
Apache Corp., 6.00%, 1/15/37	15	17,102
ConocoPhillips:
5.90%, 5/15/38	10	11,469
6.50%, 2/01/39	60	74,977
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	31,126
Devon Financing Co. LLC, 7.88%, 9/30/31	25	29,592
Enterprise Products Operating LLC:
6.45%, 9/01/40	5	6,220
5.95%, 2/01/41	15	18,179
ONEOK Partners LP, 6.85%, 10/15/37	10	11,054
Petro-Canada, 6.80%, 5/15/38	25	31,964
Phillips 66, 5.88%, 5/01/42	15	18,136
Suncor Energy, Inc.:
6.50%, 6/15/38	20	26,136
6.85%, 6/01/39	10	13,554
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	15	18,136

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd. (continued):
7.63%, 1/15/39	$15	$21,668
6.10%, 6/01/40	15	19,038
Valero Energy Corp.:
6.63%, 6/15/37	25	27,951
4.90%, 3/15/45	15	14,162

		440,737
Pharmaceuticals — 2.4%
Abbott Laboratories, 5.30%, 5/27/40	10	12,119
AbbVie, Inc., 4.40%, 11/06/42	30	31,858
AstraZeneca PLC:
6.45%, 9/15/37	25	34,799
4.00%, 9/18/42	25	26,764
4.38%, 11/16/45	15	16,821
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	10,287
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	35	51,255
Merck & Co., Inc.:
2.80%, 5/18/23	50	52,891
4.15%, 5/18/43	10	11,500
Pfizer, Inc.:
7.20%, 3/15/39	25	38,665
4.30%, 6/15/43	30	34,388
4.40%, 5/15/44	10	11,644
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	12,898
Wyeth LLC, 5.95%, 4/01/37	25	33,535

		379,424
Real Estate Investment Trusts (REITs) — 0.1%
Weyerhaeuser Co., 7.38%, 3/15/32	10	13,574
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	10	13,702
Norfolk Southern Corp., 4.84%, 10/01/41	35	41,817

		55,519
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,384
Intel Corp., 4.80%, 10/01/41	35	41,227

		47,611
Software — 0.5%
Oracle Corp.:
6.13%, 7/08/39	25	33,405

Corporate Bonds	Par (000)	Value
Software (continued)
Oracle Corp. (continued):
5.38%, 7/15/40	$40	$48,916

		82,321
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36	25	34,811
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	14,633

		49,444
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc. (fka Hewlett-Packard Co.), 6.00%, 9/15/41	10	9,962
Tobacco — 1.0%
Altria Group, Inc.:
4.25%, 8/09/42	15	17,091
5.38%, 1/31/44	25	32,851
Philip Morris International, Inc.:
6.38%, 5/16/38	25	35,197
4.88%, 11/15/43	20	24,708
4.25%, 11/10/44	30	34,107
Reynolds American, Inc., 6.15%, 9/15/43	15	20,159

		164,113
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 6.38%, 3/01/35	45	57,313
Vodafone Group PLC:
6.15%, 2/27/37	20	24,453
4.38%, 2/19/43	30	29,693

		111,459
Total Corporate Bonds — 41.2%		6,529,136

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.13%, 8/15/29	70	107,376
6.25%, 5/15/30	45	70,988
5.38%, 2/15/31	180	268,404
4.50%, 2/15/36	335	487,124
4.50%, 5/15/38	40	58,752
3.50%, 2/15/39	65	83,258
4.25%, 5/15/39	20	28,347
3.88%, 8/15/40	50	67,434
4.25%, 11/15/40	160	227,606
4.75%, 2/15/41	80	121,913
4.38%, 5/15/41	190	275,686
2.75%, 8/15/42	30	33,761
2.75%, 11/15/42	50	56,195
3.13%, 2/15/43	20	24,073

See Notes to Financial Statements.

4	BLACKROCK CORI FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
2.88%, 5/15/43	$130	$149,327
3.63%, 8/15/43	50	65,773
3.75%, 11/15/43	40	53,805
3.63%, 2/15/44	50	65,740
3.38%, 5/15/44	50	62,922
3.13%, 8/15/44	50	60,127
2.50%, 2/15/45	20	21,309
3.00%, 5/15/45	50	58,750
2.88%, 8/15/45	150	172,307
3.00%, 11/15/45	290	341,350
2.50%, 2/15/46	115	122,650
U.S. Treasury Principal STRIPS, 0.00%, 2/15/43 (b)	10,735	5,945,065
Total U.S. Treasury Obligations — 57.0%		9,030,042
Total Long-Term Investments (Cost — $12,796,122) — 98.2%		15,559,178

Short-Term Securities — 2.1%	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (c)(d)	328,700	$328,700
Total Short-Term Securities (Cost — $328,700) — 2.1%		328,700
Total Investments (Cost — $13,124,822*) — 100.3%		15,887,878
Other Assets Less Liabilities — (0.3)%		(41,099)

Net Assets — 100.0%		$15,846,779

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$13,168,522

Gross unrealized appreciation		$2,776,073
Gross unrealized depreciation		(56,717)

Net unrealized appreciation		$2,719,356

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Net Income
BlackRock Liquidity Funds, TempFund, Institutional Class	129,167	199,533	328,700	$328,700	$484

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	September 2016	USD 174,438	$11,431

STRIPS	Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	JULY 31, 2016	5

Schedule of Investments (concluded)	BlackRock CoRI 2023 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative fiancial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$15,559,178	—	$15,559,178
Short-Term Securities	$328,700	—	—	328,700

Total	$328,700	$15,559,178	—	$15,887,878

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$11,431	—	—	$11,431
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for futures contracts of $4,400 is categorized as Level 1 within the disclosure hierarchy.

For the period ended July 31, 2016, there were transfers between levels.

See Notes to Financial Statements.

6	BLACKROCK CORI FUNDS	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock CoRI Funds

Date:	September 21, 2016